DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

NOTE 11 – DERIVATIVE LIABILITY

The derivative liability is derived from the conversion features in note 10 signed for the period ended December 31, 2021. All were valued using the weighted-average Binomial option pricing model using the assumptions detailed below. As of March 31, 2022 and December 31, 2021, the derivative liability was $983,630 and $513,959, respectively. The Company recorded $77,616 loss and $49,533 loss from changes in derivative liability during the three months ended March 31, 2022 and 2021, respectively. The Binomial model with the following assumption inputs:

March 31, 2022
Annual Dividend Yield	—
Expected Life (Years)	0.4 – 0.9 years
Risk-Free Interest Rate	0.07% - 1.63%
Expected Volatility	179 - 226%

Fair value of the derivative is summarized as below:

Beginning Balance, December 31, 2021	$513,959
Additions	652,803
Mark to Market	(77,616)
Cancellation of Derivative Liabilities Due to Conversions	-
Reclassification to APIC Due to Conversions	(105,516)
Ending Balance, March 31, 2022	$983,630

December 31, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.6 – 0.8 years
Risk-Free Interest Rate	0.07% - 0.39%
Expected Volatility	145 - 485%

Fair value of the derivative is summarized as below:

Beginning Balance, December 31, 2020	$304,490
Additions	1,343,518
Mark to Market	(1,029,530)
Cancellation of Derivative Liabilities Due to Conversions	-
Reclassification to APIC Due to Conversions	(104,519)
Ending Balance, December 31, 2021	$513,959

NOTE 12 – DERIVATIVE LIABILITY

The derivative liability is derived from the conversion features in note 10 signed for the period ended December 31, 2020. All were valued using the weighted-average Binomial option pricing model using the assumptions detailed below. As of December 31, 2021 and December 31, 2020, the derivative liability was $513,959 and $304,490, respectively. The Company recorded $1,029,530 gain and $61,029 loss from changes in derivative liability during the year ended December 31, 2021 and 2020, respectively. The Binomial model with the following assumption inputs:

December 31, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.6 – 0.8 years
Risk-Free Interest Rate	0.07% - 0.39%
Expected Volatility	145 - 485%

Fair value of the derivative is summarized as below:

Beginning Balance, December 31, 2020	$304,490
Additions	1,343,518
Mark to Market	(1,029,530)
Cancellation of Derivative Liabilities Due to Conversions	-
Reclassification to APIC Due to Conversions	(104,519)
Ending Balance, December 31, 2021	$513,959

December 31, 2020
Annual Dividend Yield	—
Expected Life (Years)	1.6 – 2.0 years
Risk-Free Interest Rate	0.13 – 0.17%
Expected Volatility	318 - 485%

Fair value of the derivative is summarized as below:

Beginning Balance, January 2, 2020	$-
Additions	270,501
Mark to Market	61,029
Cancellation of Derivative Liabilities Due to Conversions	-
Reclassification to APIC Due to Conversions	(27,040)
Ending Balance, December 31, 2020	$304,490